PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash	$ 40,211,719	¥ 279,945,942	¥ 569,059,591
Term deposits	25,051,647	174,404,554	27,452,663
Restricted cash	31,838,902	221,656,071	179,262,714
Prepayments and other current assets	4,450,305	30,982,131	26,919,954
Total current assets	188,355,026	1,311,290,018	1,119,743,397
Non-current assets
Total assets	217,018,530	1,510,839,608	1,185,251,799
Current liabilities
Accrued expenses and other current liabilities	25,213,795	175,533,397	134,184,026
Total liabilities	103,322,328	719,309,388	614,844,753
Shareholders' equity:
Additional paid-in capital	249,662,837	1,738,102,741	1,717,483,548
Accumulated other comprehensive loss	(1,776,584)	(12,368,224)	(22,786,922)
Accumulated deficit	(134,203,908)	(934,300,768)	(1,124,385,539)
Total shareholders' equity	113,696,202	791,530,220	570,407,046	¥ (325,235,476)	¥ (213,194,529)
Total liabilities and shareholders' equity	217,018,530	1,510,839,608	1,185,251,799
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	12,137	84,494	83,120
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	$ 1,720	11,977	12,839
Parent Company | Reportable Legal Entities
Current assets
Cash		120,548,511	149,901,311
Term deposits		174,404,554	27,452,663
Restricted cash		135,130,713	124,357,114
Prepayments and other current assets		7,705,862	3,707,403
Total current assets		437,789,640	305,418,491
Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE's subsidiaries		479,225,101	405,843,735
Total assets		917,014,741	711,262,226
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE's subsidiaries		4,262,270	4,262,270
Accrued expenses and other current liabilities		451,354	7,593,082
Total liabilities		4,713,624	11,855,352
Shareholders' equity:
Additional paid-in capital		1,738,102,741	1,717,483,548
Accumulated other comprehensive loss		(13,895,942)	(25,394,429)
Accumulated deficit		(812,002,153)	(992,778,204)
Total shareholders' equity		912,301,117	699,406,874
Total liabilities and shareholders' equity		917,014,741	711,262,226
Parent Company | Reportable Legal Entities | Class A Ordinary Shares
Shareholders' equity:
Ordinary shares		84,494	83,120
Parent Company | Reportable Legal Entities | Class B Ordinary Shares
Shareholders' equity:
Ordinary shares		¥ 11,977	¥ 12,839